Deferred Tax	12 Months Ended
Mar. 31, 2022
Deferred Tax
Deferred Tax

25. Deferred Tax

Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items :

	As at March 31,
Particulars	2021	2022
Deductible temporary differences	377,756	364,322
Tax loss carry forward and unabsorbed depreciation	3,311,382	3,065,233
Total	3,689,138	3,429,555

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

In the Group, there are few subsidiaries for which no deferred tax assets have been recognised on deductible temporary differences of INR 1,218,983 (March 31, 2021: 1,355,564) and tax losses of INR 7,836,815 (March 31, 2021: 8,851,184) and unabsorbed depreciation of INR 2,344,538 (March 31, 2021: 2,160,477), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2030 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

Recognised Deferred Tax Assets and Liabilities

	For the Year Ended March 31,
	2021	2022
Deferred tax assets are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	5,635	3,596
Trade and other receivables	4,656	2,281
Employee benefits	2,531	3,009
Provision for expenses	1,459	25
Loss available for offsetting against future taxable income	-	42
Deferred tax asset	14,281	8,953
OCI gratuity	1,117	1,043
Total deferred tax asset (A)	15,398	9,996
Deferred tax liabilities are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	(14,413)	(11,513)
Total deferred tax liability (B)	(14,413)	(11,513)

Net deferred tax asset (A-B)	985	(1,517)

Particulars	Balance as on March, 31 2021	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2022
Property, plant and equipment, intangible assets, and ROU assets	(8,778)	861	-	(7,917)
Trade and other receivables	4,656	(2,375)	-	2,281
Employee benefit	2,531	478	-	3,009
Provision for expenses	1,459	(1,434)	-	25
OCI gratuity	1,117	-	(74)	1,043
Loss available for offsetting against future taxable income	-	42	-	42
Deferred tax assets	985	(2,428)	(74)	(1,517)

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)